Prudential Annuities Life Assurance Corporation

Advanced Series Advisor PlanSM III (ASAP III) SM
Advanced Series APEX IISM (APEX II) SM
Advanced Series XTra CreditSM SIX (XT6) SM
Advanced Series Lifevest IISM (ASL II) SM

Supplement dated March 15, 2010
To
Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity.  If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

In this supplement, we announce that the name of the AST Fidelity Investments® Pyramis® Asset Allocation Portfolio has been changed to AST FI Pyramis® Asset Allocation Portfolio.  To reflect this name change, we amend the following sections of the prospectus, and all references to “AST Fidelity Investments® Pyramis® Asset Allocation Portfolio” are deemed to be replaced with references to “AST FI Pyramis® Asset Allocation Portfolio”:

•	The list of variable investment options on the inside front cover of the prospectus
•	The table of Underlying Mutual Fund Portfolio Annual Expenses
•	The table setting forth Portfolio Name/Investment Objectives & Policies

Pyramis is a registered service mark of FMR LLC. Used under license.

Prudential Annuities Life Assurance Corporation

OPTIMUM SM
OPTIMUM FOUR SM
OPTIMUM PLUS SM

Supplement dated March 15, 2010
To
Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity.  If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

In this supplement, we announce that the name of the AST Fidelity Investments® Pyramis® Asset Allocation Portfolio has been changed to AST FI Pyramis® Asset Allocation Portfolio.  To reflect this name change, we amend the following sections of the prospectus, and all references to “AST Fidelity Investments® Pyramis® Asset Allocation Portfolio” are deemed to be replaced with references to “AST FI Pyramis® Asset Allocation Portfolio”:

•	The list of variable investment options on the inside front cover of the prospectus
•	The table of Underlying Mutual Fund Portfolio Annual Expenses
•	The table setting forth Portfolio Name/Investment Objectives & Policies

Pyramis is a registered service mark of FMR LLC. Used under license.